Note 4 - Investment and Equity Securities - Sales of Available for Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Sale of Debt Securities, Available-for-sale	$ 12,324,000	$ 0
Gross realized gains	227,000
Gross realized losses	$ (33,000)